Quarterly Holdings Report
for

Fidelity Advisor® Value Strategies Fund

August 31, 2021

SO-QTLY-1021
1.805748.117

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.6%
Liberty Global PLC Class C (a)	253,200	$7,338
Media - 1.9%
Interpublic Group of Companies, Inc.	438,300	16,318
Nexstar Broadcasting Group, Inc. Class A	62,500	9,359
		25,677

TOTAL COMMUNICATION SERVICES		33,015

CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.7%
Adient PLC (a)	248,400	9,772
Distributors - 1.3%
LKQ Corp. (a)	318,500	16,782
Diversified Consumer Services - 1.5%
Adtalem Global Education, Inc. (a)	268,800	9,946
Laureate Education, Inc. Class A (a)	657,500	10,474
		20,420
Hotels, Restaurants & Leisure - 1.2%
Caesars Entertainment, Inc. (a)	161,400	16,403
Household Durables - 2.2%
Mohawk Industries, Inc. (a)	84,800	16,770
Taylor Morrison Home Corp. (a)	457,100	12,840
		29,610
Internet & Direct Marketing Retail - 1.3%
eBay, Inc.	230,400	17,681
Specialty Retail - 2.2%
Gap, Inc.	418,900	11,197
Rent-A-Center, Inc.	142,700	9,002
Sally Beauty Holdings, Inc. (a)(b)	448,200	8,332
		28,531

TOTAL CONSUMER DISCRETIONARY		139,199

CONSUMER STAPLES - 4.8%
Beverages - 1.1%
Primo Water Corp.	819,100	14,547
Food & Staples Retailing - 0.9%
BJ's Wholesale Club Holdings, Inc. (a)	211,800	12,001
Food Products - 1.3%
Darling Ingredients, Inc. (a)	235,322	17,531
Household Products - 0.6%
Reynolds Consumer Products, Inc.	301,100	8,515
Tobacco - 0.9%
Altria Group, Inc.	228,100	11,457

TOTAL CONSUMER STAPLES		64,051

ENERGY - 5.2%
Energy Equipment & Services - 0.8%
Liberty Oilfield Services, Inc. Class A (a)	967,400	9,887
Oil, Gas & Consumable Fuels - 4.4%
Canadian Natural Resources Ltd.	742,000	24,554
Cheniere Energy, Inc.	208,200	18,209
Hess Corp.	236,500	16,259
		59,022

TOTAL ENERGY		68,909

FINANCIALS - 18.3%
Banks - 2.7%
East West Bancorp, Inc.	129,100	9,468
First Citizens Bancshares, Inc. (b)	15,600	14,004
Signature Bank	49,100	12,733
		36,205
Capital Markets - 4.8%
Ameriprise Financial, Inc.	75,900	20,714
Bank of New York Mellon Corp.	196,200	10,834
Lazard Ltd. Class A	340,900	16,159
LPL Financial	113,800	16,825
		64,532
Consumer Finance - 3.5%
OneMain Holdings, Inc.	272,600	15,764
SLM Corp.	777,084	14,570
Synchrony Financial	314,500	15,646
		45,980
Diversified Financial Services - 0.9%
Voya Financial, Inc. (b)	180,800	11,748
Insurance - 6.4%
American Financial Group, Inc.	129,900	17,918
Arch Capital Group Ltd. (a)	413,800	17,007
Assurant, Inc.	104,600	17,794
Fairfax Financial Holdings Ltd. (sub. vtg.)	13,900	6,153
Reinsurance Group of America, Inc.	75,600	8,756
The Travelers Companies, Inc.	106,600	17,025
		84,653

TOTAL FINANCIALS		243,118

HEALTH CARE - 6.2%
Health Care Providers & Services - 4.8%
Centene Corp. (a)	253,200	15,947
Cigna Corp.	132,800	28,107
Laboratory Corp. of America Holdings (a)	66,300	20,114
		64,168
Pharmaceuticals - 1.4%
Bristol-Myers Squibb Co.	141,800	9,481
Jazz Pharmaceuticals PLC (a)	68,900	9,075
		18,556

TOTAL HEALTH CARE		82,724

INDUSTRIALS - 18.7%
Air Freight & Logistics - 1.3%
FedEx Corp.	32,400	8,608
GXO Logistics, Inc. (a)	105,500	8,629
		17,237
Building Products - 2.8%
Builders FirstSource, Inc. (a)	370,700	19,755
Jeld-Wen Holding, Inc. (a)	622,700	17,149
		36,904
Commercial Services & Supplies - 1.0%
The Brink's Co.	177,900	13,905
Construction & Engineering - 1.9%
Fluor Corp. (a)	643,900	10,727
Willscot Mobile Mini Holdings (a)	476,300	14,098
		24,825
Machinery - 1.9%
Allison Transmission Holdings, Inc.	318,252	11,769
Crane Co.	137,500	13,993
		25,762
Marine - 0.8%
Kirby Corp. (a)	204,500	10,959
Professional Services - 3.7%
ASGN, Inc. (a)	106,100	11,903
KBR, Inc.	238,000	9,268
Manpower, Inc.	109,800	13,332
Nielsen Holdings PLC	666,600	14,305
		48,808
Road & Rail - 2.6%
Ryder System, Inc.	113,600	9,030
TFI International, Inc. (Canada)	145,200	16,406
XPO Logistics, Inc. (a)	105,500	9,169
		34,605
Trading Companies & Distributors - 2.7%
AerCap Holdings NV (a)	168,100	9,066
Beacon Roofing Supply, Inc. (a)	277,000	14,260
Univar, Inc. (a)	512,800	12,107
		35,433

TOTAL INDUSTRIALS		248,438

INFORMATION TECHNOLOGY - 5.9%
Electronic Equipment & Components - 1.3%
Flex Ltd. (a)	945,700	17,571
IT Services - 2.2%
DXC Technology Co. (a)	373,400	13,711
Unisys Corp. (a)	615,372	14,898
		28,609
Software - 1.5%
SS&C Technologies Holdings, Inc.	265,000	20,050
Technology Hardware, Storage & Peripherals - 0.9%
NCR Corp. (a)	283,400	12,039

TOTAL INFORMATION TECHNOLOGY		78,269

MATERIALS - 8.5%
Chemicals - 3.3%
Axalta Coating Systems Ltd. (a)	464,000	14,171
Olin Corp.	345,783	17,234
Tronox Holdings PLC	603,300	12,748
		44,153
Construction Materials - 0.8%
Eagle Materials, Inc.	65,900	10,336
Containers & Packaging - 3.0%
Berry Global Group, Inc. (a)	209,000	14,039
Crown Holdings, Inc.	131,654	14,454
O-I Glass, Inc. (a)	742,200	11,229
		39,722
Metals & Mining - 1.4%
Arconic Corp. (a)	295,100	10,178
Constellium NV (a)	411,300	8,316
		18,494

TOTAL MATERIALS		112,705

REAL ESTATE - 10.7%
Equity Real Estate Investment Trusts (REITs) - 8.9%
American Tower Corp.	58,008	16,948
Americold Realty Trust	562,800	20,677
CubeSmart	569,800	30,488
Equinix, Inc.	24,600	20,749
Equity Lifestyle Properties, Inc.	355,300	30,225
		119,087
Real Estate Management & Development - 1.8%
Cushman & Wakefield PLC (a)	1,287,400	23,353

TOTAL REAL ESTATE		142,440

UTILITIES - 8.1%
Electric Utilities - 3.7%
Edison International	369,200	21,355
NRG Energy, Inc.	269,800	12,322
PG&E Corp. (a)	1,666,800	15,285
		48,962
Independent Power and Renewable Electricity Producers - 2.0%
The AES Corp.	844,000	20,146
Vistra Corp.	369,800	7,059
		27,205
Multi-Utilities - 2.4%
CenterPoint Energy, Inc.	582,100	14,605
MDU Resources Group, Inc.	527,400	16,966
		31,571

TOTAL UTILITIES		107,738

TOTAL COMMON STOCKS
(Cost $1,018,124)		1,320,606

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.06% (c)	10,679,886	10,682
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	21,013,074	21,015
TOTAL MONEY MARKET FUNDS
(Cost $31,697)		31,697
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $1,049,821)		1,352,303
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(22,026)
NET ASSETS - 100%		$1,330,277

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$5,856	$339,414	$334,588	$9	$--	$--	$10,682	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	3,433	83,074	65,492	3	--	--	21,015	0.1%
Total	$9,289	$422,488	$400,080	$12	$--	$--	$31,697

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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